UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 94.7%
	EQUITY FUNDS – 84.6%
	Affiliated Equity Funds – 84.6%
491,805	Nuveen Dividend Value Fund (Class R6)	$7,401,667
149,362	Nuveen International Growth Fund (Class R6)	6,401,635
103,596	Nuveen Large Cap Core Fund (Class R6)	3,310,941
150,598	Nuveen Large Cap Growth Fund (Class R6)	4,252,880
143,550	Nuveen Large Cap Select Fund (Class I)	4,292,146
116,615	Nuveen Large Cap Value Fund (Class R6)	3,071,641
285,039	Nuveen NWQ International Value Fund (Class I)	6,515,992
198,224	Nuveen NWQ Large-Cap Value Fund (Class I)	1,294,399
69,041	Nuveen Real Estate Securities Fund (Class R6)	1,418,802
123,380	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,111,621
75,473	Nuveen Small Cap Growth Opportunities Fund (Class R6)	2,152,494
46,144	Nuveen Small Cap Select Fund (Class R6)	559,726
88,415	Nuveen Small Cap Value Fund (Class R6)	2,132,575
47,849	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,073,299
	Total Equity Funds (cost $44,013,524)	49,989,818
	FIXED INCOME FUNDS – 10.1%
	Affiliated Fixed Income Funds – 10.1%
415,525	Nuveen Core Bond Fund (Class R6)	3,864,378
116,746	Nuveen Core Plus Bond Fund (Class R6)	1,219,992
30,636	Nuveen High Yield Municipal Bond Fund (Class R6)	514,990
37,779	Nuveen Short Term Bond Fund (Class R6)	368,350
	Total Fixed Income Funds (cost $6,088,072)	5,967,710

	Total Long-Term Investments (cost $50,101,596)	55,957,528

Nuveen Strategy Aggressive Growth Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.2%
$ 1,900	U.S. Treasury Bills, (4)	0.000%	1/17/19	N/R	$ 1,894,591
	MONEY MARKET FUNDS – 2.1%
1,247,342	First American Treasury Obligations Fund, Class Z	2.119% (5)	N/A	N/A	1,247,342
	Total Short-Term Investments (cost $3,142,108)				3,141,933
	Total Investments (cost $53,243,704) – 100.0%				59,099,461
	Other Assets Less Liabilities – (0.0)% (6)				(3,622)
	Net Assets – 100%				$ 59,095,839
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Long	29	3/19	$ 3,455,992	$ 3,464,141	$ 8,149	$4,078
Japanese Yen	Long	27	12/18	2,988,073	2,973,881	(14,192)	(4,556)
Mini MSCI EAFE Index	Long	9	12/18	883,415	817,335	(66,080)	(4,050)
Mini MSCI Emerging Markets Index	Long	171	12/18	8,797,473	8,546,580	(250,893)	(22,230)
NASDAQ 100 E-Mini	Long	9	12/18	1,260,001	1,250,910	(9,091)	6,525
Russel 2000® Mini	Long	32	12/18	2,640,463	2,455,360	(185,103)	11,360
S&P 500® E-Mini	Short	(46)	12/18	(6,660,929)	(6,344,090)	316,839	(32,430)
S&P MidCap 400® E-Mini	Long	28	12/18	5,696,381	5,262,600	(433,781)	35,000
S&P/TSX 60® Index	Short	(18)	12/18	(2,568,526)	(2,472,976)	95,550	542
Total				$16,492,343	$15,953,741	$(538,602)	$ (5,761)
* The aggregate Notional Amount of long and short positions is $25,721,798 and $(9,229,455), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$49,989,818	$ —	$ —	$49,989,818
Fixed Income Funds	5,967,710	—	—	5,967,710
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,894,591	—	1,894,591
Money Market Funds	1,247,342	—	—	1,247,342
Investments in Derivatives:
Futures Contracts*	(538,602)	—	—	(538,602)
Total	$56,666,268	$1,894,591	$ —	$58,560,859

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$53,580,086
Gross unrealized:
Appreciation	$ 7,168,784
Depreciation	(1,649,409)
Net unrealized appreciation (depreciation) of investments	$ 5,519,375

Tax cost of futures contracts	$(538,602)
Net unrealized appreciation (depreciation) of futures contracts	—

Nuveen Strategy Aggressive Growth Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange

Nuveen Strategy Balanced Allocation Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 93.5%
	EQUITY FUNDS – 52.5%
	Affiliated Equity Funds – 52.5%
844,627	Nuveen Dividend Value Fund (Class R6)	$12,711,630
226,385	Nuveen Global Infrastructure Fund (Class R6)	2,340,816
264,644	Nuveen International Growth Fund (Class R6)	11,342,651
139,765	Nuveen Large Cap Core Fund (Class R6)	4,466,907
286,370	Nuveen Large Cap Growth Fund (Class R6)	8,087,079
288,018	Nuveen Large Cap Select Fund (Class I)	8,611,735
206,969	Nuveen Large Cap Value Fund (Class R6)	5,451,568
524,901	Nuveen NWQ International Value Fund (Class I)	11,999,242
142,495	Nuveen Real Estate Securities Fund (Class R6)	2,928,266
250,112	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	10,362,125
135,071	Nuveen Small Cap Growth Opportunities Fund (Class R6)	3,852,231
228,358	Nuveen Small Cap Select Fund (Class R6)	2,769,989
162,284	Nuveen Small Cap Value Fund (Class R6)	3,914,295
101,659	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,404,867
	Total Equity Funds (cost $73,858,898)	93,243,401
	FIXED INCOME FUNDS – 41.0%
	Affiliated Fixed Income Funds – 41.0%
255,138	Nuveen All-American Municipal Bond Fund (Class R6)	2,880,507
3,175,746	Nuveen Core Bond Fund (Class R6)	29,534,436
1,522,528	Nuveen Core Plus Bond Fund (Class R6)	15,910,419
108,526	Nuveen High Yield Municipal Bond Fund (Class R6)	1,824,318
765,060	Nuveen Inflation Protected Securities Fund (Class R6)	8,285,597
1,476,692	Nuveen Short Term Bond Fund (Class R6)	14,397,743
	Total Fixed Income Funds (cost $73,635,242)	72,833,020

	Total Long-Term Investments (cost $147,494,140)	166,076,421

Nuveen Strategy Balanced Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 6.8%
	MONEY MARKET FUNDS – 4.6%
8,210,730	First American Treasury Obligations Fund, Class Z	2.119% (4)	N/A	N/A	$ 8,210,730
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.2%
$ 3,900	U.S. Treasury Bills, (5)	0.000%	1/17/19	N/R	3,888,897
	Total Short-Term Investments (cost $12,099,987)				12,099,627
	Total Investments (cost $159,594,127) – 100.3%				178,176,048
	Other Assets Less Liabilities – (0.3)% (6)				(505,179)
	Net Assets – 100%				$ 177,670,869
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Long	93	3/19	$11,083,011	$11,109,140	$ 26,129	$13,078
Japanese Yen	Long	81	12/18	8,964,219	8,921,644	(42,575)	(13,669)
Mini MSCI EAFE Index	Long	4	12/18	392,629	363,260	(29,369)	(1,800)
Mini MSCI Emerging Markets Index	Long	356	12/18	18,315,207	17,792,880	(522,327)	(46,280)
NASDAQ 100 E-Mini	Long	26	12/18	3,640,004	3,613,740	(26,264)	18,850
Russel 2000® Mini	Long	95	12/18	7,838,874	7,289,350	(549,524)	33,725
S&P 500® E-Mini	Short	(47)	12/18	(6,805,732)	(6,482,005)	323,727	(33,135)
S&P MidCap 400® E-Mini	Long	21	12/18	4,272,286	3,946,950	(325,336)	26,250
S&P/TSX 60® Index	Short	(53)	12/18	(7,562,883)	(7,281,541)	281,342	1,596
Total				$40,137,615	$39,273,418	$(864,197)	$ (1,385)
* The aggregate Notional Amount of long and short positions is $54,506,230 and $(14,368,615), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$ 93,243,401	$ —	$ —	$ 93,243,401
Fixed Income Funds	72,833,020	—	—	72,833,020
Short-Term Investments:
Money Market Funds	8,210,730	—	—	8,210,730
U.S. Government and Agency Obligations	—	3,888,897	—	3,888,897
Investments in Derivatives:
Futures Contracts*	(864,197)	—	—	(864,197)
Total	$173,422,954	$3,888,897	$ —	$177,311,851

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$162,232,849
Gross unrealized:
Appreciation	$ 22,012,540
Depreciation	(6,069,341)
Net unrealized appreciation (depreciation) of investments	$ 15,943,199

Tax cost of futures contracts	$(864,197)
Net unrealized appreciation (depreciation) of futures contracts	—

Nuveen Strategy Balanced Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange

Nuveen Strategy Conservative Allocation Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 96.7%
	FIXED INCOME FUNDS – 62.4%
	Affiliated Fixed Income Funds – 62.4%
142,092	Nuveen All-American Municipal Bond Fund (Class R6)	$1,604,222
1,860,554	Nuveen Core Bond Fund (Class R6)	17,303,155
938,849	Nuveen Core Plus Bond Fund (Class R6)	9,810,976
52,241	Nuveen High Yield Municipal Bond Fund (Class R6)	878,173
423,987	Nuveen Inflation Protected Securities Fund (Class R6)	4,591,782
931,241	Nuveen Short Term Bond Fund (Class R6)	9,079,600
	Total Fixed Income Funds (cost $44,713,581)	43,267,908
	EQUITY FUNDS – 34.3%
	Affiliated Equity Funds – 34.3%
222,261	Nuveen Dividend Value Fund (Class R6)	3,345,023
225,080	Nuveen Global Infrastructure Fund (Class R6)	2,327,326
40,642	Nuveen International Growth Fund (Class R6)	1,741,896
33,840	Nuveen Large Cap Core Fund (Class R6)	1,081,523
75,173	Nuveen Large Cap Growth Fund (Class R6)	2,122,892
75,610	Nuveen Large Cap Select Fund (Class I)	2,260,750
63,079	Nuveen Large Cap Value Fund (Class R6)	1,661,511
81,561	Nuveen NWQ International Value Fund (Class I)	1,864,480
47,906	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,984,768
44,113	Nuveen Small Cap Growth Opportunities Fund (Class R6)	1,258,091
134,070	Nuveen Small Cap Select Fund (Class R6)	1,626,265
57,494	Nuveen Small Cap Value Fund (Class R6)	1,386,751
25,326	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,097,385
	Total Equity Funds (cost $19,784,164)	23,758,661

	Total Long-Term Investments (cost $64,497,745)	67,026,569

Nuveen Strategy Conservative Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.4%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.0%
$ 1,400	U.S. Treasury Bills, (4)	0.000%	1/17/19	N/R	$ 1,396,014
	MONEY MARKET FUNDS – 1.4%
941,029	First American Treasury Obligations Fund, Class Z	2.119% (5)	N/A	N/A	941,029
	Total Short-Term Investments (cost $2,337,172)				2,337,043
	Total Investments (cost $66,834,917) – 100.1%				69,363,612
	Other Assets Less Liabilities – (0.1)% (6)				(77,520)
	Net Assets – 100%				$ 69,286,092
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Long	33	3/19	$ 3,932,681	$ 3,941,953	$ 9,272	$4,641
Japanese Yen	Long	32	12/18	3,541,420	3,524,600	(16,820)	(5,400)
Mini MSCI EAFE Index	Long	13	12/18	1,276,044	1,180,595	(95,449)	(5,850)
Mini MSCI Emerging Markets Index	Long	102	12/18	5,247,615	5,097,960	(149,655)	(13,260)
NASDAQ 100 E-Mini	Long	10	12/18	1,400,001	1,389,900	(10,101)	7,250
Russel 2000® Mini	Long	36	12/18	2,970,521	2,762,280	(208,241)	12,780
S&P 500® E-Mini	Short	(6)	12/18	(868,817)	(827,490)	41,327	(4,230)
S&P MidCap 400® E-Mini	Long	4	12/18	813,769	751,800	(61,969)	5,000
S&P/TSX 60® Index	Short	(21)	12/18	(2,996,614)	(2,885,139)	111,475	632
Total				$15,316,620	$14,936,459	$(380,161)	$ 1,563
* The aggregate Notional Amount of long and short positions is $19,182,051 and $(3,865,431), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Fixed Income Funds	$43,267,908	$ —	$ —	$43,267,908
Equity Funds	23,758,661	—	—	23,758,661
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,396,014	—	1,396,014
Money Market Funds	941,029	—	—	941,029
Investments in Derivatives:
Futures Contracts*	(380,161)	—	—	(380,161)
Total	$67,587,437	$1,396,014	$ —	$68,983,451

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$67,417,987
Gross unrealized:
Appreciation	$ 4,236,220
Depreciation	(2,290,595)
Net unrealized appreciation (depreciation) of investments	$ 1,945,625

Tax cost of futures contracts	$(380,161)
Net unrealized appreciation (depreciation) of futures contracts	—

Nuveen Strategy Conservative Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange

Nuveen Strategy Growth Allocation Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 91.7%
	EQUITY FUNDS – 70.6%
	Affiliated Equity Funds – 70.6%
696,828	Nuveen Dividend Value Fund (Class R6)	$10,487,257
174,644	Nuveen Global Infrastructure Fund (Class R6)	1,805,823
189,232	Nuveen International Growth Fund (Class R6)	8,110,489
153,553	Nuveen Large Cap Core Fund (Class R6)	4,907,543
276,577	Nuveen Large Cap Growth Fund (Class R6)	7,810,546
259,108	Nuveen Large Cap Select Fund (Class I)	7,747,317
192,982	Nuveen Large Cap Value Fund (Class R6)	5,083,140
358,139	Nuveen NWQ International Value Fund (Class I)	8,187,068
304,343	Nuveen NWQ Large-Cap Value Fund (Class I)	1,987,358
113,630	Nuveen Real Estate Securities Fund (Class R6)	2,335,102
224,192	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	9,288,275
100,997	Nuveen Small Cap Growth Opportunities Fund (Class R6)	2,880,441
141,931	Nuveen Small Cap Select Fund (Class R6)	1,721,623
124,010	Nuveen Small Cap Value Fund (Class R6)	2,991,114
88,803	Nuveen Winslow Large-Cap Growth Fund (Class R6)	3,847,852
	Total Equity Funds (cost $68,151,366)	79,190,948
	FIXED INCOME FUNDS – 21.1%
	Affiliated Fixed Income Funds – 21.1%
58,503	Nuveen All-American Municipal Bond Fund (Class R6)	660,497
583,115	Nuveen Core Bond Fund (Class R6)	5,422,970
852,313	Nuveen Core Plus Bond Fund (Class R6)	8,906,674
133,617	Nuveen High Yield Municipal Bond Fund (Class R6)	2,246,095
117,316	Nuveen Inflation Protected Securities Fund (Class R6)	1,270,533
535,351	Nuveen Short Term Bond Fund (Class R6)	5,219,671
	Total Fixed Income Funds (cost $23,982,618)	23,726,440

	Total Long-Term Investments (cost $92,133,984)	102,917,388

Nuveen Strategy Growth Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 8.5%
	MONEY MARKET FUNDS – 5.8%
6,505,136	First American Treasury Obligations Fund, Class Z	2.119% (4)	N/A	N/A	$ 6,504,136
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.7%
$ 3,000	U.S. Treasury Bills, (5)	0.000%	1/17/19	N/R	2,991,460
	Total Short-Term Investments (cost $9,495,872)				9,495,596
	Total Investments (cost $101,629,856) – 100.2%				112,412,984
	Other Assets Less Liabilities – (0.2)% (6)				(249,554)
	Net Assets – 100%				$ 112,163,430
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Long	52	3/19	$ 6,196,953	$ 6,211,562	$ 14,609	$7,313
Japanese Yen	Long	50	12/18	5,533,469	5,507,188	(26,281)	(8,438)
Mini MSCI EAFE Index	Long	26	12/18	2,552,087	2,361,190	(190,897)	(11,700)
Mini MSCI Emerging Markets Index	Long	281	12/18	14,456,666	14,044,380	(412,286)	(36,530)
NASDAQ 100 E-Mini	Long	16	12/18	2,240,002	2,223,840	(16,162)	11,600
Russel 2000® Mini	Long	58	12/18	4,785,839	4,450,340	(335,499)	20,590
S&P 500® E-Mini	Short	(93)	12/18	(13,466,661)	(12,826,095)	640,566	(65,565)
S&P MidCap 400® E-Mini	Long	23	12/18	4,679,170	4,322,850	(356,320)	28,750
S&P/TSX 60® Index	Short	(33)	12/18	(4,708,965)	(4,533,790)	175,175	993
Total				$ 22,268,560	$ 21,761,465	$(507,095)	$(52,987)
* The aggregate Notional Amount of long and short positions is $40,444,186 and $(18,175,626), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$ 79,190,948	$ —	$ —	$ 79,190,948
Fixed Income Funds	23,726,440	—	—	23,726,440
Short-Term Investments:
Money Market Funds	6,504,136	—	—	6,504,136
U.S. Government and Agency Obligations	—	2,991,460	—	2,991,460
Investments in Derivatives:
Futures Contracts*	(507,095)	—	—	(507,095)
Total	$108,914,429	$2,991,460	$ —	$111,905,889

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$102,029,026
Gross unrealized:
Appreciation	$ 12,693,928
Depreciation	(2,309,970)
Net unrealized appreciation (depreciation) of investments	$ 10,383,958

Tax cost of futures contracts	$(507,095)
Net unrealized appreciation (depreciation) of futures contracts	—

Nuveen Strategy Growth Allocation Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 29, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2019